Goodwill and Intangible Assets, Net - Schedule of Estimated Amortization (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 37,189
2024	37,189
2025	37,189
2026	37,189
2027	37,189
Thereafter	83,674
Total future amortization expense	$ 269,619